MASSMUTUAL PREMIER FUNDS

Supplement dated April 14, 2008 to the

Prospectus dated March 3, 2008

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

The following information replaces similar information for Baring International Investment Limited relating to the Focused International Fund found under About the Investment Adviser and Sub-Advisers:

Portfolio construction for the Focused International Fund is the responsibility of the Global Equity Group—a team of five senior investors who represent the diverse skills required to construct EAFE portfolios. One of these five team members holds primary responsibility for this Fund:

David Bertocchi, CFA

is a manager of international equity portfolios. He is a past member of Barings European and UK equity teams. Mr. Bertocchi was appointed Divisional Director in 2004. He joined Baring Asset Management in 2000.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3000M-08-01

MASSMUTUAL PREMIER FUNDS

Supplement dated April 14, 2008 to the

Statement of Additional Information dated March 3, 2008

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”). It should be retained and read in conjunction with the SAI.

The following information replaces similar information for Baring International Investment Limited beginning on page 160 in the section titled Appendix C—Additional Portfolio Manager Information:

Other Accounts Managed: David Bertocchi (the “Portfolio Manager”), who manages the assets of the MassMutual Premier Focused International Fund (the “Fund”), also managed other accounts at February 29, 2008, the number and assets of which are identified below.

Portfolio Manager	Account Category	Number of Accounts*	Approximate Asset Size*
David Bertocchi	Registered Investment Companies	3	$44,049,353
	Other Pooled Investment Vehicles	5	$569,149,514
	Other Accounts	9	$1,099,819,806
	Other Accounts with Performance Based Fees:	0	N/A

*	The information provided is as of 2/29/08

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI B3000M-08-01